Quarterly Holdings Report
for

Fidelity Freedom® 2020 Fund

June 30, 2021

F20-QTLY-0821
1.818361.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/15/21 to 9/23/21
(Cost $9,649,721)	9,650,000	9,649,404
	Shares	Value

Domestic Equity Funds - 27.9%
Fidelity Series All-Sector Equity Fund (a)	20,315,596	$258,617,531
Fidelity Series Blue Chip Growth Fund (a)	21,039,196	405,214,914
Fidelity Series Commodity Strategy Fund (a)	127,420,026	709,729,543
Fidelity Series Growth Company Fund (a)	39,025,248	1,032,217,815
Fidelity Series Intrinsic Opportunities Fund (a)	46,847,328	1,066,245,183
Fidelity Series Large Cap Stock Fund (a)	46,915,673	928,930,326
Fidelity Series Large Cap Value Index Fund (a)	22,124,993	341,831,147
Fidelity Series Opportunistic Insights Fund (a)	23,515,761	532,867,149
Fidelity Series Small Cap Discovery Fund (a)	8,292,954	115,437,914
Fidelity Series Small Cap Opportunities Fund (a)	21,043,020	383,403,820
Fidelity Series Stock Selector Large Cap Value Fund (a)	52,100,204	787,755,083
Fidelity Series Value Discovery Fund (a)	35,916,945	604,123,015
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,074,048,507)		7,166,373,440

International Equity Funds - 24.7%
Fidelity Series Canada Fund (a)	27,397,266	384,109,668
Fidelity Series Emerging Markets Fund (a)	21,035,509	256,633,216
Fidelity Series Emerging Markets Opportunities Fund (a)	85,862,300	2,306,261,374
Fidelity Series International Growth Fund (a)	52,333,493	1,023,643,129
Fidelity Series International Small Cap Fund (a)	14,171,997	315,610,366
Fidelity Series International Value Fund (a)	91,282,947	1,019,630,513
Fidelity Series Overseas Fund (a)	74,960,653	1,021,713,697
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,978,333,403)		6,327,601,963

Bond Funds - 38.5%
Fidelity Series Emerging Markets Debt Fund (a)	14,870,930	138,597,071
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,212,125	43,679,736
Fidelity Series Floating Rate High Income Fund (a)	2,824,124	26,123,149
Fidelity Series High Income Fund (a)	16,457,597	157,828,360
Fidelity Series Inflation-Protected Bond Index Fund (a)	169,020,978	1,855,850,342
Fidelity Series International Credit Fund (a)	2,134,065	21,575,401
Fidelity Series Investment Grade Bond Fund (a)	576,262,765	6,753,799,608
Fidelity Series Long-Term Treasury Bond Index Fund (a)	92,525,875	774,441,573
Fidelity Series Real Estate Income Fund (a)	8,427,132	97,923,279
TOTAL BOND FUNDS
(Cost $9,468,121,932)		9,869,818,519

Short-Term Funds - 8.9%
Fidelity Cash Central Fund 0.06% (b)	9,316,581	9,318,444
Fidelity Series Government Money Market Fund 0.08% (a)(c)	1,863,604,021	1,863,604,021
Fidelity Series Short-Term Credit Fund (a)	39,433,123	400,640,532
TOTAL SHORT-TERM FUNDS
(Cost $2,266,747,110)		2,273,562,997
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $19,796,900,673)		25,647,006,323
NET OTHER ASSETS (LIABILITIES) - 0.0%		(166,023)
NET ASSETS - 100%		$25,646,840,300

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,621
Total	$1,621

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$28,085,985	$14,209,973	$32,977,514	$--	$--	$9,318,444	0.0%
Total	$28,085,985	$14,209,973	$32,977,514	$--	$--	$9,318,444

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$267,552,400	$2,451,501	$33,469,311	$--	$5,526,507	$16,556,434	$258,617,531
Fidelity Series Blue Chip Growth Fund	424,519,598	14,596,342	77,626,245	--	9,133,440	34,591,779	405,214,914
Fidelity Series Canada Fund	356,967,222	25,523,416	32,178,769	--	4,379,940	29,417,859	384,109,668
Fidelity Series Commodity Strategy Fund	722,563,061	74,900	106,857,112	--	5,261,038	88,687,656	709,729,543
Fidelity Series Emerging Markets Debt Fund	137,745,234	7,203,543	9,991,093	1,534,604	(625,960)	4,265,347	138,597,071
Fidelity Series Emerging Markets Debt Local Currency Fund	45,232,590	152,335	3,268,741	--	13,782	1,549,770	43,679,736
Fidelity Series Emerging Markets Fund	285,942,410	1,096,022	42,412,678	--	8,816,592	3,190,870	256,633,216
Fidelity Series Emerging Markets Opportunities Fund	2,606,073,878	265,150	416,073,808	--	119,108,969	(3,112,815)	2,306,261,374
Fidelity Series Floating Rate High Income Fund	27,690,771	272,366	2,016,106	269,375	(148,189)	324,307	26,123,149
Fidelity Series Government Money Market Fund 0.08%	1,944,701,355	103,667,110	184,764,444	301,529	--	--	1,863,604,021
Fidelity Series Growth Company Fund	1,083,608,135	31,556,243	217,619,711	--	21,428,505	113,244,643	1,032,217,815
Fidelity Series High Income Fund	163,567,784	2,246,025	11,527,995	1,937,831	(11,548)	3,554,094	157,828,360
Fidelity Series Inflation-Protected Bond Index Fund	1,882,482,550	45,947,460	113,874,455	--	774,869	40,519,918	1,855,850,342
Fidelity Series International Credit Fund	21,174,543	123,058	--	123,058	--	161,737	21,575,401
Fidelity Series International Growth Fund	1,000,332,240	42,383,384	105,742,451	--	8,581,155	78,088,801	1,023,643,129
Fidelity Series International Small Cap Fund	317,007,679	2,900,507	27,757,503	--	11,581,989	11,877,694	315,610,366
Fidelity Series International Value Fund	999,223,799	82,965,566	91,666,243	--	17,350,465	11,756,926	1,019,630,513
Fidelity Series Intrinsic Opportunities Fund	1,087,297,100	32,091,490	112,245,377	--	49,079,216	10,022,754	1,066,245,183
Fidelity Series Investment Grade Bond Fund	6,865,225,081	228,580,193	452,157,743	34,585,049	(1,610,566)	113,762,643	6,753,799,608
Fidelity Series Large Cap Stock Fund	950,543,675	1,590,173	90,701,429	--	32,099,348	35,398,559	928,930,326
Fidelity Series Large Cap Value Index Fund	350,395,752	1,750,603	28,253,881	--	9,053,575	8,885,098	341,831,147
Fidelity Series Long-Term Treasury Bond Index Fund	710,546,169	83,140,326	63,817,683	4,436,978	(10,275,425)	54,848,186	774,441,573
Fidelity Series Opportunistic Insights Fund	554,942,168	4,876,315	87,650,867	--	9,269,352	51,430,181	532,867,149
Fidelity Series Overseas Fund	1,002,002,952	52,613,682	111,063,416	--	23,778,986	54,381,493	1,021,713,697
Fidelity Series Real Estate Income Fund	99,977,363	148,023	7,198,346	137,630	844,396	4,151,843	97,923,279
Fidelity Series Short-Term Credit Fund	405,961,739	17,688,726	22,613,871	1,459,540	41,309	(437,371)	400,640,532
Fidelity Series Small Cap Discovery Fund	118,953,675	12,051,159	12,003,471	11,602,723	3,788,174	(7,351,623)	115,437,914
Fidelity Series Small Cap Opportunities Fund	397,851,709	11,488,265	37,416,623	--	13,291,133	(1,810,664)	383,403,820
Fidelity Series Stock Selector Large Cap Value Fund	803,489,378	12,027,376	74,982,068	--	24,104,884	23,115,513	787,755,083
Fidelity Series Value Discovery Fund	617,915,215	9,298,934	57,767,112	--	22,847,695	11,828,283	604,123,015
	$26,251,487,225	$830,770,193	$2,634,718,552	$56,388,317	$387,483,631	$792,899,915	$25,628,038,475

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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